COMMITMENTS	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS
23.	COMMITMENTS

Operating lease commitment

The Group has operating lease agreements principally for its office spaces in the PRC. These leases expire through 2015 and are renewable upon negotiation. Rental expense under operating leases for the years ended December 31, 2012 and 2013 and 2014 was $2,443, $2,864 and $2,300 respectively.

Future minimum lease payments under non-cancelable operating lease agreements are as follows:

2015	$710
2016	21

$731

Purchase commitments

As of December 31, 2014, purchase commitments were $1,585, mainly for services and products.